Consolidated statement of changes in equity - USD ($)	Share capital PIPE BlackRock	Share capital PIPE A and PIPE B	Share capital Pipe Financing October 2023	Share capital Glencore	Share capital	Share premium PIPE Osisko	Share premium PIPE Sprott	Share premium PIPE BlackRock	Share premium PIPE A and PIPE B	Share premium Backstop facility Osisko	Share premium Glencore	Share premium Public shareholders - non-redemption	Share premium DSU	Share premium RSU	Share premium	Other capital reserves	Accumulated deficit	PIPE Osisko	PIPE Sprott	PIPE BlackRock	PIPE A and PIPE B	Backstop facility Osisko	Glencore	Public shareholders - non-redemption	DSU	RSU	Total
Balance as of beginning at Dec. 31, 2021					$ 1,000										$ 24,000		$ 4,039,000										$ 4,064,000
Contribution of conversion price in excess of fair value of warrants																$ 945,000											945,000
Net loss (in US$)																	(24,970,000)										(24,970,000)
Balance as of ending at Dec. 31, 2022					1,000										24,000	945,000	(20,931,000)										(19,961,000)
Contribution of conversion price in excess of fair value of warrants																198,000											198,000
Amount in excess of the face value over the present value on related promissory note																69,000											69,000
Issue of shares	$ 1,000	$ 2,000	$ 20,098,000			$ 15,000,000	$ 15,000,000	$ 44,999,000	$ 184,515,000	$ 25,000,000		$ 34,431,000						$ 15,000,000	$ 15,000,000	$ 45,000,000	$ 184,517,000	$ 25,000,000		$ 34,431,000
Rollover shares - Glencore				$ 1,000							$ 99,999,000												$ 100,000,000
Share issuance cost															(6,771,000)												(6,771,000)
Net loss (in US$)																	(144,554,000)										(144,554,000)
Balance as of ending at Dec. 31, 2023					5,000										432,295,000	1,212,000	(165,485,000)										268,027,000	[1]
Issue of shares					3,000										312,477,000												312,480,000
Share issuance cost															(9,810,000)												(9,810,000)
Redemption of warrants															65,854,000												65,854,000
Redemption													$ 246,000	$ 383,000											$ 246,000	$ 383,000
Net loss (in US$)																	(81,687,000)										(81,687,000)
Balance as of ending at Dec. 31, 2024					$ 8,000										$ 801,445,000	$ 1,212,000	$ (247,172,000)										$ 555,493,000

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.